Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 9 - PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31, 2024	December 31, 2023

Leasehold improvement	$243,347	$243,290
Vehicle	25,735	92,945
Office equipment	136,446	23,840
Electronic equipment	38,394	81,049
Less: Accumulated depreciation	301,960	227,223
Subtotal	141,962	213,891
Less: property and equipment, net from discontinued operations	4,356	5,723
Property and equipment, net	$137,606	$208,168

For the years ended December 31, 2024 and2023 for the continuing and discontinued operations, depreciation expenses amounted to $81,891 and $71,590. The depreciation expenses for the year ended December 31, 2022 was $61,903.